Feb. 28, 2025
Vaughan Nelson International Fund
SUMMARY SECTION – Vaughan Nelson International Fund
Investment Objective
The investment objective of the Vaughan Nelson International Fund (the “International Fund” or “Fund”) is to seek long term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Vaughan Nelson International Fund - USD ($)	Investor Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Wire fee	$ 20	$ 20
Overnight check delivery fee	25	25
Retirement account fees (annual maintenance fee)	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Vaughan Nelson International Fund		Investor Class	Institutional Class
Management fees	[1]	0.75%	0.75%
Distribution (Rule 12b-1) fees		0.25%	none
Shareholder Service fees		0.07%	0.07%
Tax reclaim fees		0.02%	0.02%
Other expenses		1.27%	1.27%
Total annual fund operating expenses		2.36%	2.11%
Fees waived and/or expenses reimbursed	[1],[2]	(1.20%)	(1.20%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[1],[2]	1.16%	0.91%
[1]	Restated to reflect the current operating expense limitation agreement with the Fund’s advisor.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.14% and 0.89% of the average daily net assets of the Investor Class shares and Institutional Class shares, respectively. This agreement is in effect through March 1, 2026, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Vaughan Nelson International Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	118	621	1,151	2,604
Institutional Class	93	545	1,023	2,346

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 205% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in international equity securities. The Fund considers international equities to be equity securities of companies that are listed, domiciled, or conduct a meaningful amount of business outside of the United States. The Fund’s advisor defines companies conducting a meaningful amount of business outside of the United States as those companies that derive at least 50% of revenues or net profits from, or have at least 50% of assets or production capacities outside of the United States. Investments in companies that move above or below the capitalization range of the MSCI All-Country World Index ex-USA may continue to be held by the Fund in the Fund advisor’s sole discretion. Typically, the Fund’s portfolio will hold 20 to 40 securities. The Fund may invest in companies with any market capitalization. From time to time, the Fund may have a significant portion of its assets in one or more market sectors.

The Fund’s advisor uses a bottom-up approach, employing both fundamental research and quantitative tools, that seeks to identify companies with attractive valuations. The strategy invests in stocks that it believes are undervalued, relative to their intrinsic value over time. The Fund’s investments in equity securities may include common stocks, preferred stocks, real estate investment trusts (“REITs”) or other trusts, exchange-traded funds (“ETFs”), convertible securities and American, European and Global Depositary Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. The Fund may also invest in ETFs that invest in portfolios of securities designed to track particular market segments or indices and the shares of which are bought and sold on securities exchanges. The Fund invests primarily in equity securities of foreign (non-U.S.) companies located in developed countries but may also invest in emerging markets. The Fund generally will invest in securities of companies located in different countries and regions. From time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions.

Principal Risks of Investing
Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of the Fund compare with the average annual total returns of the MSCI All Country World Index ex-USA, a broad-based securities market index, and the MSCI EAFE Small Cap Index.. Institutional Class shares were first offered on December 31, 2013. Prior to March 1, 2024, the Fund was named the Vaughan Nelson International Small Cap Fund and invested primarily in ex-U.S. international equity securities of small capitalization companies. Updated performance information is available at the Fund’s website, https://www.im.natixis.com/us/vaughan-nelson-funds. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Effective October 1, 2019, Vaughan Nelson Investment Management, L.P. became investment advisor to the Fund. The performance shown for periods prior to October 1, 2019, is that of the Fund’s previous advisor, Advisory Research, Inc.

Calendar Year Total Return (before taxes) for Institutional Class Shares For each calendar year at net asset value per share (“NAV”)

Institutional Class
Highest Calendar Quarter Return at NAV	18.26%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(25.31)%	Quarter Ended 03/31/2020

Average Annual Total Returns for periods ended December 31, 2024
Average Annual Returns - Vaughan Nelson International Fund	Label	1 Year		5 Years		10 Years
Institutional Class	Institutional Class Shares – Return Before Taxes	4.49%		0.66%		3.91%
Institutional Class | Institutional Class Shares – Return After Taxes on Distributions	Institutional Class Shares – Return After Taxes on Distributions	3.89%	[1]	0.22%	[1]	3.33%	[1]
Institutional Class | Institutional Class Shares – Return After Taxes on Distributions and Sale of Fund Shares	Institutional Class Shares – Return After Taxes on Distributions and Sale of Fund Shares	2.72%	[1]	0.38%	[1]	2.98%	[1]
Investor Class	Investor Class Shares – Return Before Taxes	4.21%	[2]	0.41%	[2]	3.65%	[2]
MSCI All-Country World Index ex-USA (reflects no deduction for fees, expenses or taxes)†	MSCI All-Country World Index ex-USA (reflects no deduction for fees, expenses or taxes)	5.53%	[3]	4.10%	[3]	4.80%	[3]
MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses or taxes)	MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses or taxes)	1.82%		2.30%		5.52%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	Effective February 10, 2020, the Fund converted its existing Advisor Class shares to Institutional Class shares and the Advisor Class was then terminated. The Advisor Class shares (which were previously designated as Investor Class shares) were first offered on March 31, 2010. Institutional Class shares (which were previously designated as Class I shares) were first offered on December 31, 2013. The performance figures for Institutional Class shares include the performance for the Advisor Class shares for the period prior to December 31, 2013. Investor Class shares were first offered on December 2, 2019. The performance figures for Investor Class shares include the performance for the Institutional Class shares for the period prior to December 2, 2019, adjusted for Investor Class shares’ expenses, which are higher than the expenses of Institutional Class shares.
[3]	The Fund’s primary benchmark is MSCI All-Country World Index ex-USA as of March 1, 2024. In conjunction with the proposed expansion of the investment universes for the fund, the benchmark of the fund was changed to better align with industry standards to provide more accurate and relevant performance evaluation.